Jul. 29, 2015
BLACKSTONE ALTERNATIVE INVESTMENT FUNDS
Blackstone Alternative Multi-Manager Fund
(the “Fund”)

Supplement dated April 6, 2016 to the
Prospectus of the Fund and the Statement of Additional Information
each dated July 29, 2015 and
Summary Prospectus of the Fund dated December 7, 2015

Removal of Sub-Adviser

In conjunction with the above stated plan of liquidation, effective as of April 15, 2016, D.E. Shaw Investment Management L.L.C. (“DESIM”) will no longer serve as a sub-adviser to the Fund. The assets managed by DESIM will be reallocated by Blackstone Alternative Investment Advisors LLC (“BAIA”), the investment adviser to the Fund, to the other sub-advisers. Therefore, effective as of April 15, 2016, all references to DESIM in the Prospectus of the Fund are removed.